AB Core Opportunities Fund, Inc.

Portfolio of Investments

August 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.8%
Information Technology – 31.2%
Communications Equipment – 1.5%
Arista Networks, Inc.(a)	21,127	$2,884,892

Semiconductors & Semiconductor Equipment – 15.6%
Applied Materials, Inc.	10,769	1,731,224
Broadcom, Inc.	25,626	7,620,916
NVIDIA Corp.	79,988	13,932,310
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	14,978	3,457,971
Texas Instruments, Inc.	12,315	2,493,541

		29,235,962

Software – 9.2%
Cadence Design Systems, Inc.(a)	6,086	2,132,717
Microsoft Corp.	29,613	15,004,611

		17,137,328

Technology Hardware, Storage & Peripherals – 4.9%
Apple, Inc.	39,161	9,090,835

		58,349,017

Financials – 15.0%
Banks – 5.3%
JPMorgan Chase & Co.	18,920	5,702,866
Wells Fargo & Co.	51,450	4,228,161

		9,931,027

Capital Markets – 3.7%
Cboe Global Markets, Inc.	8,213	1,937,857
Charles Schwab Corp. (The)	50,291	4,819,890

		6,757,747

Financial Services – 4.6%
Berkshire Hathaway, Inc. - Class B(a)	1,904	957,674
Fiserv, Inc.(a)	13,231	1,828,260
Visa, Inc. - Class A	16,589	5,835,678

		8,621,612

Insurance – 1.4%
Willis Towers Watson PLC	8,023	2,621,836

		27,932,222

Communication Services – 12.1%
Entertainment – 4.6%
Netflix, Inc.(a)	3,928	4,746,006
Walt Disney Co. (The)	32,584	3,857,294

		8,603,300

Interactive Media & Services – 7.5%
Alphabet, Inc. - Class C	30,345	6,479,568

Company	Shares	U.S. $ Value

Meta Platforms, Inc. - Class A	10,162	$7,506,669

		13,986,237

		22,589,537

Health Care – 10.8%
Biotechnology – 1.5%
Regeneron Pharmaceuticals, Inc.	1,671	970,350
Vertex Pharmaceuticals, Inc.(a)	4,934	1,929,293

		2,899,643

Health Care Equipment & Supplies – 0.6%
Intuitive Surgical, Inc.(a)	2,330	1,102,777

Health Care Providers & Services – 3.2%
Labcorp Holdings, Inc.	9,731	2,705,121
UnitedHealth Group, Inc.	10,300	3,191,661

		5,896,782

Life Sciences Tools & Services – 3.0%
IQVIA Holdings, Inc.(a)	14,620	2,789,642
Thermo Fisher Scientific, Inc.	5,672	2,794,708

		5,584,350

Pharmaceuticals – 2.5%
Eli Lilly & Co.	2,327	1,704,714
Johnson & Johnson	16,925	2,998,602

		4,703,316

		20,186,868

Consumer Discretionary – 10.2%
Broadline Retail – 5.1%
Amazon.com, Inc.(a)	41,627	9,532,583

Hotels, Restaurants & Leisure – 1.8%
McDonald’s Corp.	10,400	3,260,816

Specialty Retail – 3.1%
AutoZone, Inc.(a)	650	2,729,045
Home Depot, Inc. (The)	7,550	3,071,113

		5,800,158

Textiles, Apparel & Luxury Goods – 0.2%
On Holding AG - Class A(a)	9,862	444,579

		19,038,136

Industrials – 8.4%
Aerospace & Defense – 2.6%
Airbus SE (ADR)(b)	51,580	2,689,897
RTX Corp.	14,422	2,287,329

		4,977,226

Commercial Services & Supplies – 2.1%
Copart, Inc.(a)	30,629	1,495,001

Company	Shares	U.S. $ Value

Veralto Corp.	22,329	$2,371,117

		3,866,118

Electrical Equipment – 1.8%
Eaton Corp. PLC	9,509	3,319,972

Ground Transportation – 0.6%
Union Pacific Corp.	5,055	1,130,147

Industrial Conglomerates – 1.3%
3M Co.	16,010	2,490,035

		15,783,498

Consumer Staples – 6.4%
Beverages – 1.0%
Monster Beverage Corp.(a)	30,533	1,905,565

Consumer Staples Distribution & Retail – 3.9%
Casey’s General Stores, Inc.	3,780	1,869,285
Dollar Tree, Inc.(a)	19,129	2,088,313
Walmart, Inc.	33,353	3,234,574

		7,192,172

Tobacco – 1.5%
Philip Morris International, Inc.	17,296	2,890,681

		11,988,418

Energy – 2.5%
Energy Equipment & Services – 1.1%
Baker Hughes Co.	44,277	2,010,176

Oil, Gas & Consumable Fuels – 1.4%
EOG Resources, Inc.	21,509	2,684,753

		4,694,929

Utilities – 1.3%
Electric Utilities – 1.3%
Constellation Energy Corp.	7,615	2,345,268

Real Estate – 1.1%
Real Estate Management & Development – 1.1%
CBRE Group, Inc. - Class A(a)	12,903	2,091,834

Materials – 0.8%
Chemicals – 0.8%
Sherwin-Williams Co. (The)	3,946	1,443,565

Total Common Stocks (cost $120,350,236)		186,443,292

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(c) (d) (e) (cost $496,644)	496,644	496,644

U.S. $ Value

Total Investments – 100.1% (cost $120,846,880)(f)	$186,939,936
Other assets less liabilities – (0.1)%	(152,493)

Net Assets – 100.0%	$186,787,443

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	The rate shown represents the 7-day yield as of period end.
(e)	Affiliated investments.
(f)

As of August 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $66,559,579 and gross unrealized depreciation of investments was $(466,523), resulting in net unrealized appreciation of $66,093,056.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Core Opportunities Fund, Inc.

August 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$186,443,292	$—	$—	$186,443,292
Short-Term Investments	496,644	—	—	496,644

Total Investments in Securities	186,939,936	—	—	186,939,936
Other Financial Instruments(b)	—	—	—	—

Total	$186,939,936	$—	$—	$186,939,936

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$54	$26,766	$26,323	$497	$32